Cash and Cash Equivalents - Additional Information (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Text Block [Abstract]
Cash and cash equivalents	€ 48,143	€ 43,198	€ 8,914	€ 12,923